Statements of Cash Flows (USD $)	12 Months Ended			96 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Statement of Cash Flows [Abstract]
Net income (loss)	$ (161,485)	$ (272,195)	$ (695,038)	$ (4,687,212)
Adjustments to reconcile net income (loss) to cash provided (used) by development stage activities:
Non-cash management fees				10,000
Depreciation and amortization				1,860
Stock-based compensation			418,280	3,068,129
Changes in current assets and liabilities:
Prepaid expenses	1,325	5,196	(5,000)	(3,094)
Accounts payable and accrued expenses	46,020	94,369	14,265	166,611
Accounts payable and accrued expenses, related parties	96,000	107,704		203,704
Net cash flows from continuing operating activities	(18,140)	(64,926)	(267,493)	(1,239,205)
Net cash flows from discontinued operating activities			176,641	166,634
Total net cash flows from operating activities	(18,140)	(64,926)	(90,852)	(1,072,571)
Cash flows from investing activities:
Acquisition of computer equipment				(2,657)
Net cash flows from investing activities, continuing operations				(2,657)
Net cash flows from investing activities, discontinued operations			(199,121)	(160,918)
Total net cash flows from investing activities			(199,121)	(163,575)
Cash flows from financing activities:
Proceeds from sale of common stock				80,010
Change in deferred registration costs				(11,213)
Proceeds from short-term notes		19,695	6,899	111,478
Increase (decrease) in loans payable, related parties	23,050	35,012	263,139	1,072,294
Net cash flows from financing activities, continuing operations	23,050	54,707	270,038	1,252,569
Net cash flows from financing activities, discontinued operations			(9,317)	(9,317)
Total net cash flows from financing activities	23,050	54,707	260,721	1,243,252
Effect of foreign exchange on cash flows		8,040	(2,967)	(2,098)
Net cash flows	4,910	(2,179)	(32,219)	5,008
Cash and equivalents, beginning of period	98	2,277	34,496
Cash and equivalents, end of period	5,008	98	2,277	5,008
Supplemental cash flow disclosures:
Cash paid for interest
Cash paid for income taxes
Non cash transactions :
Refinance of accounts payable, related parties			93,059	93,059
Refinance of accrued interest, related parties			51,017	51,017
Refinance of loans payable, related parties			604,846	604,846
Total non cash transactions			$ 748,922	$ 748,922